Note 29 - Capital base and Capital management	6 Months Ended
Jun. 30, 2019
Capital Base And Capital Management
Information Whether Entity Complied with Any Externally Imposed Capital Requirement

29. Capital base and capital management

The eligible capital resources and the risk weighted assets of the Group (phased-in), in accordance with the applicable regulation, considering the entities in scope required by the regulation, as of June 30, 2019 and December 31, 2018 are shown below:

Capital ratios (phased-in)
	June 2019 (*)	December 2018
Eligible Common Equity Tier 1 capital (million euros) (a)	42.328	40.313
Eligible Additional Tier 1 capital (million euros) (b)	6.669	5.634
Eligible Tier 2 capital (million euros) (c)	7.944	8.756
Risk Weighted Assets (million euros) (d)	360.069	348.264
Common Tier 1 capital ratio (CET 1) (A)=(a)/(d)	11,76%	11,58%
Additional Tier 1 capital ratio (AT 1) (B)=(b)/(d)	1,85%	1,62%
Tier 1 capital ratio (Tier 1) (A)+(B)	13,61%	13,19%
Tier 2 capital ratio (Tier 2) (C)=(c)/(d)	2,21%	2,51%
Total capital ratio (A)+(B)+(C)	15,81%	15,71%

(*) Provisional data.

Leverage ratio
	June 2019 (*)	December 2018
Tier 1 (millions of euros) (a)	48.997	45.947
Exposure to leverage ratio (millions of euros) (b)	731.125	705.299
Leverage ratio (a)/(b) (percentage)	6,70%	6,51%

(*) Provisional data.